Money Market Management
Eagle Shares
(A Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008

1. Under the heading entitled “What are the Fund’s Fees and Expenses?” please replace the current disclosure with the following:

What are the Fund’s Fees and Expenses?
MONEY MARKET MANAGEMENT
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Eagle Shares of the Fund.
Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	1.22%
Total Annual Fund Operating Expenses[4]	1.42%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at  which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts and the shareholder services provider expects not to charge a portion of  its fee.  These are shown below along with the net expenses the Fund’s Eagle Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers, Reimbursement and Reduction of Fund Expenses	1.03%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)[4]	0.39%
2   The Adviser expects to voluntarily waive the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.00% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund.  This anticipated voluntary waiver and/or reimbursement can be terminated at any time.  In addition, the shareholder services provider expects not to charge, and therefore the Fund’s Eagle Shares will not accrue, a portion of its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Eagle Shares (after the anticipated voluntary waiver, reimbursement and reduction) are expected to be 0.39% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Eagle Shares (after voluntary waiver, reimbursement and reduction) were 0.53% for the fiscal year ended July 31, 2008.

4 Total Actual Annual Fund Operating Expenses paid by the Fund’s Eagle Shares (after the voluntary waivers, reimbursement and reduction) were 0.53% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Eagle Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Eagle Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Eagle Shares operating expenses are before anticipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$145
3 Years	$449
5 Years	$776
10 Years	$1,702

2. Under the heading “Appendix A: Hypothetical Investment and Expense Information,” please delete the table and replace it with the following:

MONEY MARKET MANAGEMENT - EAGLE SHARES
ANNUAL EXPENSE RATIO: 1.42%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$144.54	$10,358.00
2	$10,358.00	$517.90	$10,875.90	$149.72	$10,728.82
3	$10,728.82	$536.44	$11,265.26	$155.08	$11,112.91
4	$11,112.91	$555.65	$11,668.56	$160.63	$11,510.75
5	$11,510.75	$575.54	$12,086.29	$166.38	$11,922.83
6	$11,922.83	$596.14	$12,518.97	$172.33	$12,349.67
7	$12,349.67	$617.48	$12,967.15	$178.50	$12,791.79
8	$12,791.79	$639.59	$13,431.38	$184.89	$13,249.74
9	$13,249.74	$662.49	$13,912.23	$191.51	$13,724.08
10	$13,724.08	$686.20	$14,410.28	$198.37	$14,215.40
Cumulative		$5,887.43		$1,701.95

January 23, 2009

Cusip 60934N211
39891 (1/09)

Money Market Management
Premier Shares
(A Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008

1. Under the heading entitled “What are the Fund’s Fees and Expenses?” please replace the current disclosure with the following:

What are the Fund’s Fees and Expenses?
MONEY MARKET MANAGEMENT
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Premier Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers, Reimbursement and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.98%
Total Annual Fund Operating Expenses	1.18%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at  which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive and/or reimburse certain amounts and the shareholder services provider expects not to charge its fee.  These are shown below along with the net expenses the Fund’s Premier Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers, Reimbursement and Reduction of Fund Expenses	1.00%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers, reimbursement and reduction)	0.18%
2   The Adviser expects to voluntarily waive the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.00% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.00% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein. The administrator expects to voluntarily waive a portion of its fee and the Adviser expects to voluntarily reimburse certain operating expenses of the Fund.  This anticipated voluntary waiver and/or reimbursement can be terminated at any time.  In addition, the shareholder services provider expects not to charge, and therefore the Fund’s Premier Shares will not accrue, the shareholder services fee for the fiscal year ending July 31, 2009. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Premier Shares (after the anticipated voluntary waiver, reimbursement and reduction) are expected to be 0.18% for the fiscal year ending July 31, 2009.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Premier Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Premier Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Premier Shares operating expenses are before anticipated waivers, reimbursement and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$120
3 Years	$375
5 Years	$649
10 Years	$1,432

2. Under the heading “Appendix A: Hypothetical Investment and Expense Information,” please delete the table and replace it with the following:

MONEY MARKET MANAGEMENT - PREMIER SHARES
ANNUAL EXPENSE RATIO: 1.18%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.25	$10,382.00
2	$10,382.00	$519.10	$10,901.10	$124.85	$10,778.59
3	$10,778.59	$538.93	$11,317.52	$129.62	$11,190.33
4	$11,190.33	$559.52	$11,749.85	$134.57	$11,617.80
5	$11,617.80	$580.89	$12,198.69	$139.71	$12,061.60
6	$12,061.60	$603.08	$12,664.68	$145.05	$12,522.35
7	$12,522.35	$626.12	$13,148.47	$150.59	$13,000.70
8	$13,000.70	$650.04	$13,650.74	$156.34	$13,497.33
9	$13,497.33	$674.87	$14,172.20	$162.31	$14,012.93
10	$14,012.93	$700.65	$14,713.58	$168.51	$14,548.22
Cumulative		$5,953.20		$1,431.80

January 23, 2009

Cusip 608919775
39890 (1/09)

Treasury Obligations Fund
Government Obligations Fund
Prime Obligations Fund
Prime Cash Obligations Fund
Prime Management Obligations Fund
Prime Value Obligations Fund
Tax-Free Obligations Fund
Municipal Obligations Fund
Institutional Shares
(Portfolios of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008

I. Please delete each section entitled “Fees and Expenses” in its entirety on the pages indicated below and replace each as follows:

1. Treasury Obligations Fund Fees and Expenses table on page 4:

TREASURY OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TOF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.36%
Total Annual Fund Operating Expenses[4]	0.56%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser expects to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waiver and Reduction of Fund Expenses	0.33%
Total Anticipated Annual Fund Operating Expenses (after anticipated waiver and reduction)	0.23%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.12% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated reduction) are expected to be 0.11% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after reduction) were 0.08% for the fiscal year ended July 31, 2008.

4 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.20% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

2. Government Obligations Fund Fees and Expenses table on page 8:

GOVERNMENT OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of GOF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.36%
Total Annual Fund Operating Expenses[4]	0.56%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.34%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers and reduction)	0.22%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.12% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.12% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.10% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.08% for the fiscal year ended July 31, 2008.

4 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waivers and reduction) were 0.20% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

3. Prime Obligations Fund Fees and Expenses table on page 13:

PRIME OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of POF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.35%
Total Direct Annual Fund Operating Expenses	0.55%
Acquired Fund Fees and Expenses[4]	0.01%
Total Direct and Acquired Annual Fund Operating Expenses[5]	0.56%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser expects to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waiver and Reduction of Fund Expenses	0.32%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver and reduction)	0.24%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.13% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.12% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated reduction) are expected to be 0.10% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after reduction) were 0.08% for the fiscal year ended July 31, 2008.

4  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the fiscal year ending July 31, 2009.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5  Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction and excluding “Acquired Fund Fees and Expenses”) were 0.20% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

4. Prime Cash Obligations Fund Fees and Expenses table on page 18:

PRIME CASH OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of PCOF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.37%
Total Direct Annual Fund Operating Expenses	0.57%
Acquired Fund Fees and Expenses[4]	0.01%
Total Direct and Acquired Annual Fund Operating Expenses[5]	0.58%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.36%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver s and reduction)	0.22%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.10% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.11% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.08% for the fiscal year ended July 31, 2008.

4  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current  waiver) for the fiscal year ending July 31, 2009.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5  Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waivers and reduction and excluding “Acquired Fund Fees and Expenses”) were 0.18% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

5. Prime Management Obligations Fund Fees and Expenses table on page 23:

PRIME MANAGEMENT OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of PMOF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.40%
Total Annual Fund Operating Expenses[4]	0.60%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.40%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers and reduction)	0.20%
2   The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.06% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.06% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.14% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.11% for the fiscal year ended July 31, 2008.

4 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after the voluntary waivers and reduction) were 0.17% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional  Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$61
3 Years	$192
5 Years	$335
10 Years	$750

6. Prime Value Obligations Fund Fees and Expenses table on page 28:

PRIME VALUE OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of PVOF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.37%
Total Direct Annual Fund Operating Expenses	0.57%
Acquired Fund Fees and Expenses[4]	0.01%
Total Direct and Acquired Annual Fund Operating Expenses[5]	0.58%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.37%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver s and reduction)	0.21%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.09% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.09% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.11% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.08% for the fiscal year ended July 31, 2008.

4  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current  waivers) for the fiscal year ending July 31, 2009.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5  Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waivers and reduction and excluding “Acquired Fund Fees and Expenses”) were 0.17% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$59
3 Years	$186
5 Years	$324
10 Years	$726

7. Tax-Free Obligations Fund Fees and Expenses table on page 33:

TAX-FREE OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of TFOF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.36%
Total Annual Fund Operating Expenses[4]	0.56%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.33%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers and reduction)	0.23%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.13% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.12% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated voluntary waiver and reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.10% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.08% for the fiscal year ended July 31, 2008.

4 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waivers and reduction) were 0.20% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

8. Municipal Obligations Fund Fees and Expenses table on page 38:

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of MOF.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.37%
Total Annual Fund Operating Expenses[4]	0.57%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.36%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers and reduction)	0.21%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.09% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.11% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.09% for the fiscal year ended July 31, 2008.

4 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waivers and reduction) were 0.18% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$58
3 Years	$183
5 Years	$318
10 Years	$714

II. Please delete the charts under “Appendix A: Hypothetical Investment and Expense Information” in their entirety and replace them with the following:

TREASURY OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.56%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45

GOVERNMENT OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.56%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45

PRIME OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.56%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45

PRIME CASH OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.58%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$59.28	$10,442.00
2	$10,442.00	$522.10	$10,964.10	$61.90	$10,903.54
3	$10,903.54	$545.18	$11,448.72	$64.64	$11,385.48
4	$11,385.48	$569.27	$11,954.75	$67.50	$11,888.72
5	$11,888.72	$594.44	$12,483.16	$70.48	$12,414.20
6	$12,414.20	$620.71	$13,034.91	$73.59	$12,962.91
7	$12,962.91	$648.15	$13,611.06	$76.85	$13,535.87
8	$13,535.87	$676.79	$14,212.66	$80.24	$14,134.16
9	$14,134.16	$706.71	$14,840.87	$83.79	$14,758.89
10	$14,758.89	$737.94	$15,496.83	$87.49	$15,411.23
Cumulative		$6,121.29		$725.76

PRIME MANAGEMENT OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.60%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$61.32	$10,440.00
2	$10,440.00	$522.00	$10,962.00	$64.02	$10,899.36
3	$10,899.36	$544.97	$11,444.33	$66.83	$11,378.93
4	$11,378.93	$568.95	$11,947.88	$69.78	$11,879.60
5	$11,879.60	$593.98	$12,473.58	$72.85	$12,402.30
6	$12,402.30	$620.12	$13,022.42	$76.05	$12,948.00
7	$12,948.00	$647.40	$13,595.40	$79.40	$13,517.71
8	$13,517.71	$675.89	$14,193.60	$82.89	$14,112.49
9	$14,112.49	$705.62	$14,818.11	$86.54	$14,733.44
10	$14,733.44	$736.67	$15,470.11	$90.35	$15,381.71
Cumulative		$6,115.60		$750.03

PRIME VALUE OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.58%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$59.28	$10,442.00
2	$10,442.00	$522.10	$10,964.10	$61.90	$10,903.54
3	$10,903.54	$545.18	$11,448.72	$64.64	$11,385.48
4	$11,385.48	$569.27	$11,954.75	$67.50	$11,888.72
5	$11,888.72	$594.44	$12,483.16	$70.48	$12,414.20
6	$12,414.20	$620.71	$13,034.91	$73.59	$12,962.91
7	$12,962.91	$648.15	$13,611.06	$76.85	$13,535.87
8	$13,535.87	$676.79	$14,212.66	$80.24	$14,134.16
9	$14,134.16	$706.71	$14,840.87	$83.79	$14,758.89
10	$14,758.89	$737.94	$15,496.83	$87.49	$15,411.23
Cumulative		$6,121.29		$725.76

TAX-FREE OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.56%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45

MUNICIPAL OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.57%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00
2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62
3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74
4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26
5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13
6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34
7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93
8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97
9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59
10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97
Cumulative		$6,124.14		$713.60

January 23, 2009

Cusips
60934N500
60934N104
60934N203
60934N625
60934N112
60934N583
60934N401
60934N658
39892 (1/09)

Minnesota Municipal Cash Trust

Cash Series Shares

(A Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED FEBRUARY 29, 2008

1. Under the heading entitled “What are the Fund’s Fees and Expenses?” please replace the current disclosure with the following:

WHAT ARE THE FUND’S FEES AND EXPENSES?

MINNESOTA MUNICIPAL CASH TRUST

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Cash Series Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee[3]	0.50%
Other Expenses[4]	0.42%
Total Annual Fund Operating Expenses[5]	1.32%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending October 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and distributor expect to waive certain amounts.  These are shown below along with the net expenses the Fund’s Cash Series Shares expects to pay for the fiscal year ending October 31, 2009.

Total Anticipated Waivers of Fund Expenses	0.29%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers)	1.03%
2   The Adviser expects to voluntarily waive a portion of the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.19% for the fiscal year ending October 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.19% for the fiscal year ended October 31, 2008.

3  The distributor expects to voluntarily waive a portion of the distribution (12b-1) fee.  The distributor can terminate this anticipated voluntary waiver at any time.  The distribution (12b-1) fee paid by the Fund’s Cash Series Shares (after the anticipated voluntary waiver) is expected to be 0.42% for the fiscal year ending October 31, 2009.  The distribution (12b-1) fee paid by the Fund’s Cash Series Shares (after voluntary waiver) was 0.42% for the fiscal year ended October 31, 2008.

4   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.

5 Total Actual Annual Fund Operating Expenses paid by the Fund’s Cash Series Shares (after voluntary waivers) were 1.01% for the fiscal year ended October 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Cash Series Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Cash Series Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Cash Series Shares operating expenses are before anticipated waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$134
3 Years	$418
5 Years	$723
10 Years	$1,590

2. Under the heading “Appendix A: Hypothetical Investment and Expense Information,” please delete the table and replace it with the following:

MINNESOTA MUNICIPAL CASH TRUST - CASH SERIES SHARES
ANNUAL EXPENSE RATIO: 1.32%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$134.43	$10,368.00
2	$10,368.00	$518.40	$10,886.40	$139.38	$10,749.54
3	$10,749.54	$537.48	$11,287.02	$144.50	$11,145.12
4	$11,145.12	$557.26	$11,702.38	$149.82	$11,555.26
5	$11,555.26	$577.76	$12,133.02	$155.34	$11,980.49
6	$11,980.49	$599.02	$12,579.51	$161.05	$12,421.37
7	$12,421.37	$621.07	$13,042.44	$166.98	$12,878.48
8	$12,878.48	$643.92	$13,522.40	$173.12	$13,352.41
9	$13,352.41	$667.62	$14,020.03	$179.49	$13,843.78
10	$13,843.78	$692.19	$14,535.97	$186.10	$14,353.23
Cumulative		$5,914.72		$1,590.21

January 23, 2009

Cusip 60934N484
39896 (1/09)

Municipal Obligations Fund
Institutional Shares
(Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008

I. Please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace it with the following:

WHAT ARE THE FUND’S FEES AND EXPENSES?

MUNICIPAL OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.37%
Total Annual Fund Operating Expenses[4]	0.57%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.36%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers and reduction)	0.21%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.10% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.09% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.11% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.09% for the fiscal year ended July 31, 2008.

4 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waivers and reduction) were 0.18% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$58
3 Years	$183
5 Years	$318
10 Years	$714

II. Please delete the chart under “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace it with the following:

MUNICIPAL OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.57%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$58.26	$10,443.00
2	$10,443.00	$522.15	$10,965.15	$60.84	$10,905.62
3	$10,905.62	$545.28	$11,450.90	$63.54	$11,388.74
4	$11,388.74	$569.44	$11,958.18	$66.35	$11,893.26
5	$11,893.26	$594.66	$12,487.92	$69.29	$12,420.13
6	$12,420.13	$621.01	$13,041.14	$72.36	$12,970.34
7	$12,970.34	$648.52	$13,618.86	$75.57	$13,544.93
8	$13,544.93	$677.25	$14,222.18	$78.92	$14,144.97
9	$14,144.97	$707.25	$14,852.22	$82.41	$14,771.59
10	$14,771.59	$738.58	$15,510.17	$86.06	$15,425.97
Cumulative		$6,124.14		$713.60

January 23, 2009

Cusip:
60934N658
39894 (1/09)

Prime Obligations Fund
Institutional Shares
(Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008

I. Please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace it with the following:

WHAT ARE THE FUND’S FEES AND EXPENSES?

PRIME OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waiver and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.35%
Total Direct Annual Fund Operating Expenses	0.55%
Acquired Fund Fees and Expenses[4]	0.01%
Total Direct and Acquired Annual Fund Operating Expenses[5]	0.56%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser expects to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund’s Institutional Shares expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waiver and Reduction of Fund Expenses	0.32%
Total Anticipated Direct and Acquired Annual Fund Operating Expenses (after anticipated waiver and reduction)	0.24%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.13% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.12% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated reduction) are expected to be 0.10% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after reduction) were 0.08% for the fiscal year ended July 31, 2008.

4  The Fund’s shareholders indirectly bear the expenses of the acquired funds in which the Fund invests.  The Fund’s estimated indirect expense from investing in the acquired funds is based upon the average allocation of the Fund’s investment in the acquired funds and upon the anticipated total operating expenses of the acquired funds from their most recent shareholder reports (including any current waiver) for the fiscal year ending July 31, 2009.  Actual acquired fund expenses incurred by the Fund may vary with changes in the allocation of the Fund’s assets among the acquired funds and with other events that directly affect the expenses of the acquired funds.

5  Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction and excluding “Acquired Fund Fees and Expenses”) were 0.20% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waiver and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

II. Please delete the chart under “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace it with the following:

PRIME OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.56%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45

January 23, 2009

Cusip: 60934N203
39895 (1/09)

Tax-Free Obligations Fund
Institutional Shares
(Portfolio of Money Market Obligations Trust)
SUPPLEMENT TO PROSPECTUS DATED SEPTEMBER 30, 2008

I. Please delete the section entitled “What are the Fund’s Fees and Expenses?” in its entirety and replace it with the following:

WHAT ARE THE FUND’S FEES AND EXPENSES?

TAX-FREE OBLIGATIONS FUND

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Anticipated Waivers and Reduction)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.20%
Distribution (12b-1) Fee	None
Other Expenses[3]	0.36%
Total Annual Fund Operating Expenses[4]	0.56%
1   The percentages shown have been restated and are based on anticipated expenses for the entire fiscal year ending July 31, 2009. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage.   Although not contractually obligated to do so, the Adviser and administrator expect to waive certain amounts and the Fund’s Institutional Shares expects not to charge its shareholder services fee.  These are shown below along with the net expenses the Fund expects to pay for the fiscal year ending July 31, 2009.

Total Anticipated Waivers and Reduction of Fund Expenses	0.33%
Total Anticipated Annual Fund Operating Expenses (after anticipated waivers and reduction)	0.23%
2   The Adviser expects to voluntarily waive a portion of  the management fee. The Adviser can terminate this anticipated voluntary waiver at any time. The management fee paid by the Fund (after the anticipated voluntary waiver) is expected to be 0.13% for the fiscal year ending July 31, 2009. The management fee paid by the Fund (after voluntary waiver) was 0.12% for the fiscal year ended July 31, 2008.

3   Includes a shareholder services fee/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  Please see “Payments to Financial Intermediaries” herein.  The administrator expects to voluntarily waive a portion of its fee.  The administrator can terminate this anticipated voluntary waiver at any time.  Additionally, the shareholder services provider expects not to charge, and therefore the Fund’s Institutional Shares will not accrue, its fee. This anticipated voluntary waiver and reduction can be terminated at any time. Total other expenses paid by the Fund’s Institutional Shares (after the anticipated voluntary waiver and reduction) are expected to be 0.10% for the fiscal year ending July 31, 2009. Total other expenses paid by the Fund’s Institutional Shares (after voluntary waiver and reduction) were 0.08% for the fiscal year ended July 31, 2008.

4 Total Actual Annual Fund Operating Expenses paid by the Fund’s Institutional Shares (after voluntary waivers and reduction) were 0.20% for the fiscal year ended July 31, 2008.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund’s Institutional Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Institutional Shares operating expenses are before anticipated waivers and reduction as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

1 Year	$57
3 Years	$179
5 Years	$313
10 Years	$701

II. Please delete the chart under “Appendix A: Hypothetical Investment and Expense Information” in its entirety and replace it with the following:

TAX-FREE OBLIGATIONS FUND - INSTITUTIONAL SHARES

ANNUAL EXPENSE RATIO: 0.56%

MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$57.24	$10,444.00
2	$10,444.00	$522.20	$10,966.20	$59.78	$10,907.71
3	$10,907.71	$545.39	$11,453.10	$62.44	$11,392.01
4	$11,392.01	$569.60	$11,961.61	$65.21	$11,897.82
5	$11,897.82	$594.89	$12,492.71	$68.11	$12,426.08
6	$12,426.08	$621.30	$13,047.38	$71.13	$12,977.80
7	$12,977.80	$648.89	$13,626.69	$74.29	$13,554.01
8	$13,554.01	$677.70	$14,231.71	$77.59	$14,155.81
9	$14,155.81	$707.79	$14,863.60	$81.03	$14,784.33
10	$14,784.33	$739.22	$15,523.55	$84.63	$15,440.75
Cumulative		$6,126.98		$701.45

January 23, 2009

Cusip: 60934N401
39897 (1/09)